Provision for Unpaid Losses and Loss Adjustment Expenses - Historical Claims Duration (Details)	Dec. 31, 2021
Auto
Liability for Claims and Claims Adjustment Expense [Line Items]
Year 1	61.40%
Year 2	25.20%
Year 3	7.40%
Year 4	2.80%
Year 5	0.90%
Marine
Liability for Claims and Claims Adjustment Expense [Line Items]
Year 1	74.10%
Year 2	15.20%
Year 3	10.20%
Year 4	0.20%
Year 5	0.30%